Goodwill and Other Intangible Assets - Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets not Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 2,620,627	$ 2,620,627
Intangible Assets	2,452,900	2,452,900
Orbital Locations [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	2,387,700	2,387,700
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	$ 65,200	$ 65,200